16. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Fair value measurements of financial assets measured at fair value on a recurring and nonrecurring basis
	Fair Value At September	Fair Value Hierarchy
	30, 2013	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,435	$-	$1,435	$-
Federal Home Loan Mortgage Corp.	1,463	-	1,463	-
Federal National Mortgage Assoc.	9,692	-	9,692	-
	12,590	-	12,590	-

CMOs:
Government National Mortgage Assoc.	1,296	-	1,296	-
Marketable equity securities	561	561	-	-
Total recurring	$14,447	$561	$13,886	$-

Assets valued on a non-recurring basis:
Impaired loans	$1,471	$-	$-	$1,471
Other real estate owned	741	-	-	741
Total non-recurring	$2,212	$-	$-	$2,212

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range
(In thousands)
September 30, 2013:
Impaired Loans	$1,333	Discounted expected cash flows	Interest rate and repayment term	Weighted average discount rate 6.59% Maturity range 60-72 months
Other real estate owned	$741	Property appraisals	Management discount for property type and recent market volatility	10%-33% discount

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range
(In thousands)
September 30, 2012:
Impaired Loans	$5,053	Property appraisals	Management discount for property type and recent market volatility	5%-30% discount
Other real estate owned	$513	Property appraisals	Management discount for property type and recent market volatility	3%-61% discount

The estimated fair values of the Company's financial instruments

	Fair Value At September	Fair Value Hierarchy
	30, 2012	Level 1	Level 2	Level 3
(In thousands)
Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,674	$-	$1,674	$-
Federal Home Loan Mortgage Corp.	2,169	-	2,169	-
Federal National Mortgage Assoc.	13,842	-	13,842	-
	17,685	-	17,685	-

CMOs:
Government National Mortgage Assoc.	1,788	-	1,788	-
Marketable equity securities	494	494	-	-
Total recurring	$19,967	$494	$19,473	$-

Assets valued on a non-recurring basis:
Impaired loans	5,053	-	-	5,053
Other real estate owned	513	-	-	513
Total non-recurring	$5,566	$-	$-	$5,566

			Fair Value Measurements at September 30, 2013

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Financial assets:			(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$ 34,332	$ 34,332	$ 34,332	$ -	$ -
Investment securities	82,179	82,945	561	82,384	-
FHLB stock	5,068	5,068	-	5,068	-
Accrued interest receivable	2,091	2,091	-	2,091	-
Life Insurance contracts	15,125	15,125	-	15,125	-
Loans receivable, net	676,535	680,901	-	-	680,901

Financial liabilities:
Deposits	650,791	652,019	100,822	551,197	-
Advance from Federal Home Loan Bank	108,997	113,774	-	113,774	-
Accrued interest payable	353	353	-	353	-

			Fair Value Measurements at September 30, 2012

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Financial assets:			(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$ 37,300	$ 37,300	$ 37,300	$ -	$ -
Investment securities	86,780	88,357	494	87,863	-
FHLB stock	6,809	6,809	-	6,809	-
Accrued interest receivable	2,514	2,514	-	2,514	-
Life Insurance contracts	14,513	14,513	-	14,513	-
Loans receivable, net	665,842	665,384	-	-	665,384

Financial liabilities:
Deposits	617,722	621,676	93,410	528,266	-
Advance from Federal Home Loan Bank	142,751	153,855		153,855
Accrued interest payable	370	370	-	370	-